                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey P. Eisen
Title:   Managing Member
Phone:   (914) 242-5730

Signature, Place, and Date of Signing:


/s/ Harvey P. Eisen                       Mt. Kisco, New York   February 9, 2007
---------------------------------------   -------------------   ----------------
[Signature]                               [City, State]         [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     None

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1*

Form 13F Information Table Entry Total:          107

Form 13F Information Table Value Total:     $110,782
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number      Name

     1        28-05211                  Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                           FORM 13F INFORMATION TABLE

               COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6        COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                       TITLE OF              VALUE    SHRS OR  SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
            NAME OF ISSUER               CLASS      CUSIP  [x$1000]   PRN AMT  PRN CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABAXIS INC                             COM      002567105     19,000     1,000 SH       Shared-Defined        1          1,000
ACME PACKET INC                        COM      004764106     21,000     1,000 SH       Shared-Defined        1          1,000
AGILENT TECHNOLOGIES, INC. AGILENT
   TECHNOLOGIES INC                    COM      00846U101  1,046,000    30,000 SH       Shared-Defined        1         30,000
PUT/A(AMZ) @ 32.5 EXP01/20/2007        PUT      00846U101      2,000       300 SH  PUT  Shared-Defined        1            300
ALTRIA GROUP INC                       COM      02209S103  2,317,000    27,000 SH       Shared-Defined        1         27,000
PUT/MO(MOMQ) @ 85 EXP01/20/2007        PUT      02209S103     28,000       400 SH  PUT  Shared-Defined        1            400
AMERICA MOVIL SA DE CV SPONSORED ADR
   SERIES L                            COM      02364W105     68,000     1,500 SH       Shared-Defined        1          1,500
AMERICAN COMMERCIAL LINES INC          COM      025195207  3,276,000    50,000 SH       Shared-Defined        1         50,000
AMERICAN EXPRESS CO                    COM      025816109    910,000    15,000 SH       Shared-Defined        1         15,000
PUT/AXP(AXPNL) @ 60 EXP02/17/2007      PUT      025816109     19,000       150 SH  PUT  Shared-Defined        1            150
AMERIPRISE FINANCIAL, INC              COM      03076C106     55,000     1,000 SH       Shared-Defined        1          1,000
AMGEN INC                              COM      031162100  1,025,000    15,000 SH       Shared-Defined        1         15,000
PUT/AMGN(YAANN) @ 70 EXP02/17/2007     PUT      031162100     43,000       150 SH  PUT  Shared-Defined        1            150
APPLERA CORP CMN APPLIED BIOSYSTEMS
   GROUP                               COM      038020103     55,000     1,500 SH       Shared-Defined        1          1,500
BMC SOFTWARE INC                       COM      055921100     48,000     1,500 SH       Shared-Defined        1          1,500
BANK OF AMERICA CORP                   COM      060505104    320,000     6,000 SH       Shared-Defined        1          6,000
PUT/BAC(BACNX) @ 52.5 EXP02/17/2007    PUT      060505104     34,000       500 SH  PUT  Shared-Defined        1            500
BAXTER INTERNATIONAL INC               COM      071813109  1,067,000    23,000 SH       Shared-Defined        1         23,000
PUT/BAX(BAXNI) @ 45 EXP02/17/2007      PUT      071813109     48,000       600 SH  PUT  Shared-Defined        1            600
BOEING COMPANY                         COM      097023105     89,000     1,000 SH       Shared-Defined        1          1,000
BRISTOL MYERS SQUIBB CO                COM      110122108  1,316,000    50,000 SH       Shared-Defined        1         50,000
PUT/BMY(BMYOE) @ 25 EXP03/17/2007      PUT      110122108     29,000       500 SH  PUT  Shared-Defined        1            500
CABLEVISION SYSTEMS CORP CABLEVISION
   NY GROUP COM                        COM      12686C109  1,424,000    50,000 SH       Shared-Defined        1         50,000
PUT/CVC(CVCOY) @ 27.5 EXP03/17/2007    PUT      12686C109     30,000       500 SH  PUT  Shared-Defined        1            500
CADIZ INC                              COM      127537207 17,259,000   752,046 SH       Shared-Defined        1        752,046
CALGON CARBON CORPORATION              COM      129603106     68,000    11,000 SH       Shared-Defined        1         11,000
CLEAR CHANNEL COMMUNICATIONS           COM      184502102  2,132,000    60,000 SH       Shared-Defined        1         60,000
PUT/CCU(CCUPG) @ 35 EXP04/21/2007      PUT      184502102     26,000       700 SH  PUT  Shared-Defined        1            700
PUT/KO(KONW) @ 47.5 EXP02/17/2007      PUT      191216100     13,000       300 SH  PUT  Shared-Defined        1            300
COMPUTER NETWORK TECH CORP 3%
   02/15/2007 SER: B CONV AF           CNV      204925AC5    249,000   250,000 PRN      Shared-Defined        1        250,000
CONSECO, INC                           COM      208464883    679,000    34,000 SH       Shared-Defined        1         34,000
PUT/CNO(CNOOD) @ 20 EXP03/17/2007      PUT      208464883     49,000       700 SH  PUT  Shared-Defined        1            700
CONVERA CORPORATION CLASS A            COM      211919105    783,000   170,600 SH       Shared-Defined        1        170,600
CONTINUCARE CORPORATION                COM      212172100  2,148,000   770,000 SH       Shared-Defined        1        770,000
COPART INC                             COM      217204106    750,000    25,000 SH       Shared-Defined        1         25,000
CROWN MEDIA HLDGS INC CLASS A          COM      228411104    747,000   205,700 SH       Shared-Defined        1        205,700
DENNY'S CORPORATION                    COM      24869P104    236,000    50,000 SH       Shared-Defined        1         50,000
DEVON ENERGY CORPORATION (NEW)         COM      25179M103     67,000     1,000 SH       Shared-Defined        1          1,000
WALT DISNEY COMPANY (THE)              COM      254687106    891,000    26,000 SH       Shared-Defined        1         26,000
PUT/DIS(DISNG) @ 35 EXP02/17/2007      PUT      254687106     34,000       280 SH  PUT  Shared-Defined        1            280
EMDEON CORPORATION                     COM      290849108  3,469,000   280,000 SH       Shared-Defined        1        280,000

CALL/HLTH(HUTDV) @ 12.5 EXP04/21/2007  CALL     290849108    341,000     3,500 SH  CALL Shared-Defined        1          3,500
EMMIS COMMUNICATIONS CORP CLASS A      COM      291525103    494,000    60,000 SH       Shared-Defined        1         60,000
EPOCH HOLDING CORP                     COM      29428R103 14,279,000 1,436,480 SH       Shared-Defined        1      1,436,480
1ST CENTY BK NATL ASSN CA              COM      319425104    440,000    52,500 SH       Shared-Defined        1         52,500
FLEETWOOD ENTRPRISES INC               COM      339099103    372,000    47,000 SH       Shared-Defined        1         47,000
FOOT LOCKER, INC                       COM      344849104    789,000    36,000 SH       Shared-Defined        1         36,000
PUT/FL(FLNX) @ 22.5 EXP02/17/2007      PUT      344849104     43,000       360 SH  PUT  Shared-Defined        1            360
FORD MOTOR COMPANY                     COM      345370860    300,000    40,000 SH       Shared-Defined        1         40,000
GLACIER WTR SVCS INC                   COM      376395109  8,426,000   253,400 SH       Shared-Defined        1        253,400
GP STRATEGIES CORP                     COM      36225V104  2,945,000   354,837 SH       Shared-Defined        1        354,837
GSE SYSTEMS INC                        COM      36227K106      4,000       666 SH       Shared-Defined        1            666
GENERAL ELECTRIC CO                    COM      369604103  1,451,000    39,000 SH       Shared-Defined        1         39,000
PUT/GE(GENS) @ 37.5 EXP02/17/2007      PUT      369604103     47,000       550 SH  PUT  Shared-Defined        1            550
GREATER BAY BANCORP                    COM      391648102  1,317,000    50,000 SH       Shared-Defined        1         50,000
PUT/GBBK(BBUMF) @ 30 EXP01/20/2007     PUT      391648102    190,000       500 SH  PUT  Shared-Defined        1            500
HALLIBURTON COMPANY                    COM      406216101  1,553,000    50,000 SH       Shared-Defined        1         50,000
HUMAN GENOME SCIENCES INC              COM      444903108  1,244,000   100,000 SH       Shared-Defined        1        100,000
PUT/HGSI(HQIPV) @ 12.5 EXP04/21/2007   PUT      444903108    120,000     1,000 SH  PUT  Shared-Defined        1          1,000
IMS HEALTH INC                         COM      449934108    632,000    23,000 SH       Shared-Defined        1         23,000
PUT/RX(RXME) @ 25 EXP01/20/2007        PUT      449934108      3,000       500 SH  PUT  Shared-Defined        1            500
INTL GAME TECHNOLOGY                   COM      459902102  1,063,000    23,000 SH       Shared-Defined        1         23,000
ISHARES MSCI JAPAN INDEX FD MARKET
   INDEX ge. The fund normally invests
   in a representative subset of
   securities that comprise the index
   instead of investing in each stock
   that is in the index. Management
   uses a passive investment
   strategy a                          ETF      464286848    567,000    39,900 SH       Shared-Defined        1         39,900
JPMORGAN CHASE & CO                    COM      46625H100  2,801,000    58,000 SH       Shared-Defined        1         58,000
PUT/JPM(JPMOW) @ 47.5 EXP03/17/2007    PUT      46625H100     69,000       600 SH  PUT  Shared-Defined        1            600
JAPAN SMALLER CAPITALIZATION MUTUAL
   FUND                                COM      47109U104    118,000     9,200 SH       Shared-Defined        1          9,200
KEYCORP                                COM      493267108    685,000    18,000 SH       Shared-Defined        1         18,000
PUT/KEY(KEYNU) @ 37.5 EXP02/17/2007    PUT      493267108     17,000       280 SH  PUT  Shared-Defined        1            280
LAS VEGAS SANDS INC                    COM      517834107     45,000       500 SH       Shared-Defined        1            500
LIMITED BRANDS, INC                    COM      532716107    752,000    26,000 SH       Shared-Defined        1         26,000
PUT/LTD(LTDNF) @ 30 EXP02/17/2007      PUT      532716107     45,000       260 SH  PUT  Shared-Defined        1            260
STD & PRS 400 MID-CAP DEP RCPT MIDCAP
   'SPDR'                              ETF      595635103     73,000       500 SH       Shared-Defined        1            500
NATIONAL HOLDINGS CORP                 COM      636375107    976,000   591,702 SH       Shared-Defined        1        591,702
NATIONAL PATENT DEV CORP NEW           COM      637132101  5,706,000 2,438,366 SH       Shared-Defined        1      2,438,366
NEW YORK TIMES CO CLASS A              COM      650111107  1,291,000    53,000 SH       Shared-Defined        1         53,000
PUT/NYT(NYTPE) @ 25 EXP04/21/2007      PUT      650111107     96,000       600 SH  PUT  Shared-Defined        1            600
POWERSHARES GOLDEN DRAGON HALTER USX
   CHINA PORTFOLIO MUTUAL FUND         ETF      73935X401     63,000     3,000 SH       Shared-Defined        1          3,000
RPM INTERNATIONAL INC                  COM      749685103    104,000     5,000 SH       Shared-Defined        1          5,000
REWARDS NETWORK INC                    COM      761557107  2,913,000   419,200 SH       Shared-Defined        1        419,200
SCPIE HOLDINGS INC                     COM      78402P104    421,000    16,105 SH       Shared-Defined        1         16,105
STANDARD & POORS DEP RCPTS SPDR        ETF      78462F103    283,000     2,000 SH       Shared-Defined        1          2,000
SCHERING-PLOUGH CORP                   COM      806605101  2,364,000   100,000 SH       Shared-Defined        1        100,000
PUT/SGP(SGPQX) @ 22.5 EXP05/19/2007    PUT      806605101     65,000     1,000 SH  PUT  Shared-Defined        1          1,000
SEPRACOR INC                           COM      817315104     31,000       500 SH       Shared-Defined        1            500
SIRIUS SATELLITE RADIO INC             COM      82966U103    885,000   250,000 SH       Shared-Defined        1        250,000

SONIC CORP                             COM      835451105    120,000     5,000 SH       Shared-Defined        1          5,000
SONICWALL INC                          COM      835470105      8,000     1,000 SH       Shared-Defined        1          1,000
SOURCE INTERLINK COS INC               COM      836151209  1,224,000   150,000 SH       Shared-Defined        1        150,000
SOUTHWEST AIRLINES CO                  COM      844741108    291,000    19,000 SH       Shared-Defined        1         19,000
PUT/LUV(LUVOC) @ 15 EXP03/17/2007      PUT      844741108     63,000     1,000 SH  PUT  Shared-Defined        1          1,000
SPIRIT AEROSYSTEMS HOLDINGS INC        COM      848574109     67,000     2,000 SH       Shared-Defined        1          2,000
STERIS CORP                            COM      859152100    126,000     5,000 SH       Shared-Defined        1          5,000
STRYKER CORP                           COM      863667101    276,000     5,000 SH       Shared-Defined        1          5,000
TD AMERITRADE HOLDING CORP             COM      87236Y108  1,052,000    65,000 SH       Shared-Defined        1         65,000
TELEFONOS DE MEXICO SA SPONSORED ADR'S
   REP SR L SHRS                       COM      879403780     85,000     3,000 SH       Shared-Defined        1          3,000
THOMSON CORPORATION                    COM      884903105    829,000    20,000 SH       Shared-Defined        1         20,000
TIME WARNER INC                        COM      887317105    109,000     5,000 SH       Shared-Defined        1          5,000
PUT/TWX(TWXMD) @ 20 EXP01/20/2007      PUT      887317105      3,000     1,000 SH  PUT  Shared-Defined        1          1,000
PUT/TWX(TWXPX) @ 22.5 EXP04/21/2007    PUT      887317105    118,000     1,000 SH  PUT  Shared-Defined        1          1,000
VALUEVISION MEDIA INC CLASS A          COM      92047K107    329,000    25,000 SH       Shared-Defined        1         25,000
WEBMD HEALTH CORP CLASS A              COM      94770V102  2,901,000    72,500 SH       Shared-Defined        1         72,500
CALL/WBMD(QWBAH) @ 40 EXP01/20/2007    CALL     94770V102     14,000       100 SH  CALL Shared-Defined        1            100
WESTWOOD ONE INC                       COM      961815107    565,000    80,000 SH       Shared-Defined        1         80,000
XEROX CORPORATION                      COM      984121103  1,356,000    80,000 SH       Shared-Defined        1         80,000
PUT/XRX(XRXPR) @ 17 EXP04/21/2007      PUT      984121103     60,000       800 SH  PUT  Shared-Defined        1            800
AMERICAN SAFETY INSURANCE HLDS         COM      G02995101  1,855,000   100,000 SH       Shared-Defined        1        100,000
CDC CORPORATION CLASS A                COM      G2022L106     19,000     2,000 SH       Shared-Defined        1          2,000